Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Significant Accounting Policies
3.
Significant accounting policies
3.1.
Use of estimates

The preparation of consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The actual results may differ from the estimates made by management. Significant estimates, judgments and assumptions in these consolidated financial statements include:

•
estimates of expected credit losses related to financial assets measured at amortized cost, including trade receivables and contract assets;
•
certain inputs used to fair value acquired intangible assets;
•
inputs used to fair value equity and other investments in private companies, including revenue growth rates, revenue multiples based on market comparables, and a discount for lack of marketability;
•
estimates and judgments involved in applying the measurement alternative associated with equity and other investments in private companies, including the Company's assessment to evaluate whether an investment is impaired through analyzing market conditions, business results, observable transactions and other qualitative measures, and to measure the amount of that impairment, when applicable, by developing certain key assumptions, including revenue growth rates, revenue multiples based on market comparables, and a discount for lack of marketability;
•
estimates of fair value for share-based payment transactions, which require the determination of the most appropriate valuation model and underlying assumptions;
•
the recognition, measurement and valuation of current and deferred income taxes and uncertain tax positions which involves interpretation of tax laws in various jurisdictions in which we operate and requires judgment and use of estimates and assumptions regarding future events, such as amounts, timing and character of income, deductions and tax credits;
•
useful life rate of intangible and fixed assets;
•
the incremental borrowing rate applied to lease liabilities; and
•
the probability and amount of loss contingencies.
3.2.
Revenue recognition

Revenue is recognized when control is transferred to customers in an amount that reflects the consideration expected to be received. Sales taxes collected from customers and remitted to governmental authorities are excluded from revenue. Revenue is composed of subscriptions and other services as further discussed below:

a)
Subscription revenues stem from a cloud-based multichannel software as a service (“SaaS”) platform focused on ecommerce, with a single performance obligation to provide continuous access to the platform. Revenue is recognized over time and includes a fixed percentage of each customer's gross merchandise value (recognized when end-consumer transactions occur) and non-refundable upfront fees (recognized evenly over the contractual period). Other items that may be included in the transaction price are fixed monthly fees, recognized ratably over the contract term, and VTEX’s share from partner arrangements, recognized when the underlying consumer transactions take place.
b)
Services revenue consists primarily of consulting and professional services, including digital commerce solutions, architecting and education packages. Revenue is recognized over time as services are performed and progress is made toward completion. The Company does not provide implementation services, which are provided by third-party companies.

The total transaction price is determined at contract inception and allocated based on the relative standalone selling price of each obligation.

Revenue recognition and invoicing may not align. When revenue is recognized before invoicing, an unbilled receivable is recorded in accounts receivable. Deferred revenue is recorded when cash is received or due before performance, and recognized when the services are provided.

The Company determines whether it acts as a principal or an agent in transactions involving third parties. When acting as an agent, revenue is recognized on a net basis, representing the amount retained for facilitating the transaction. When acting as a principal, revenue is recognized on a gross basis, reflecting total consideration received.

Estimates related to revenue, costs, or project completion are reviewed periodically. Any changes are reflected in profit or loss in the period in which they are identified.

3.3.
Deferred contract acquisition costs

Deferred contract acquisition costs are costs incurred to obtain a contract. Deferred costs include deferred sales commissions that are incremental costs of obtaining customer contracts. if such costs are recoverable, and consist primarily of sales commissions and related payroll taxes.

Incremental costs of obtaining a contract are earned on new contracts which are capitalized and amortized over the period of benefit.

The Company amortizes deferred sales commissions over five years. The Company determined the period of benefit by taking into consideration past experience with customers and the initial estimated customer life. The Company periodically reviews the carrying amount of deferred commissions to determine whether events or changes in circumstances have occurred that could impact the period of benefit and recoverability of these deferred costs.

The Company includes the deferred contract costs mainly in sales and marketing expenses on the consolidated statements of operations.

Sales commissions of $6,923, $6,523 and $3,929 were deferred for the years ended December 31, 2025, 2024 and 2023, respectively; and deferred commission amortization expense was $1,734, $1,585 and $1,035 for the years ended December 31, 2025, 2024 and 2023, respectively.

3.4.
Share-based compensation

The Company grants stock options (“SOP”) and restricted stock units (“RSU”) to selected directors and employees as long-term incentives. Share-based compensation expense is recognized on a straight-line basis over the service period, net of estimated forfeitures, which are based on historical experience. Any revisions to original estimates are recognized in profit or loss, with a corresponding adjustment to equity. Share-based compensation is measured at fair value on the grant date. The related expense is recognized over the required service period, generally the vesting period of the award. These expenses are recognized as share-based compensation expenses and allocated in the consolidated statements of operations based on the activities that the employees perform.

3.5.
Income tax

VTEX is a Cayman company that has subsidiaries operating in several countries and is subject to different income tax regimes.

Deferred tax assets and liabilities are determined based on the difference between the carrying amounts and the tax bases of assets and liabilities and measured using the enacted tax rates in effect for the year which the differences are expected to reverse. The impact of tax law changes is recognized in periods when the change is enacted.

The Company evaluates tax effects of an uncertain tax position to determine whether the tax positions have met a “more-likely-than-not” threshold of being sustained by the applicable tax authority. The unrecognized tax benefit is the difference between the tax benefit recognized and the tax benefit claimed on our income tax return. Management evaluates that all material tax positions in the current and prior years have been analyzed and properly accounted for and that the risk of additional material uncertain tax positions that have not been identified is remote.

Valuation allowances are recorded if based on the weight of all available evidence it is more likely than not some portion, or all, of the deferred tax assets will not be realized. In connection with this assessment, the Company considers, among other factors, the nature, frequency, and magnitude of current and cumulative losses on an individual subsidiary basis, projections of future taxable income, taxable income in prior carryback periods, future reversal of existing taxable temporary differences, the duration of statutory carryforward periods, as well as feasible tax planning strategies that would be employed by the Company to prevent tax loss carryforwards from expiring unutilized.

3.6.
Foreign currency transactions

All the Company’s foreign operations have determined the local currency to be their functional currency, except for Argentina, which qualifies as a highly inflationary economy. Accordingly, the foreign subsidiaries with local currency as functional currency translate assets and liabilities from their local currencies into U.S. dollars by using the exchange rates in effect on the consolidated balance sheet dates. Revenue and expense accounts are translated at the average monthly rates in effect during the year. The resulting cumulative translation adjustments associated with the net assets of foreign subsidiaries are recorded as a component of other comprehensive (loss) income. Gains and losses resulting from transactions denominated in non-functional currencies are recognized in the statement of operations. Net foreign currency transaction results are included in the consolidated statements of operations under the caption “Other income, net”.

Argentine currency status

The Company’s Argentine subsidiary is accounted for as operating in a highly inflationary economy under U.S. GAAP. While its functional currency remains the Argentine Peso (ARS), its financial statements are remeasured as if the U.S. dollar were the functional currency, with remeasurement gains and losses recognized in the consolidated statements of operations

The Company continues to closely monitor the evolving macroeconomic environment and its potential impact on its business and financial position.

3.7.
Cash, cash equivalents and restricted cash

The Company considers all short-term highly liquid investments that are readily convertible into known amounts of cash, with original maturities at their acquisition date of three months or less to be cash equivalents.

Restricted cash includes deposits subject to contractual restrictions and therefore not available for general use by the other entities within the Company. These funds are contractually restricted and are not available for general corporate use until the contractual obligations are fulfilled.

3.8.
Marketable securities

The Company’s marketable securities consist of short-term investments such as corporate bonds and commercial paper that do not meet the criteria of cash equivalents. Marketable securities are classified as held-to-maturity securities - those the Company has both the positive intent and ability to hold to maturity and carried at amortized cost, interest on these debt securities, as well as amortization/accretion of premiums/discounts, are included in interest income and as available-for-sale - investments in debt securities not classified as trading securities or as held-to-maturity securities, carried at estimated fair value using the fair value option.

The fair value option permits the Company to measure certain eligible financial assets at fair value. This election is irrevocable, must be made at the time of initial recognition, and applies to the entire instrument. Subsequent changes in fair value are recognized in the consolidated statements of operations under the caption “Other income, net”. The Company has elected to apply this fair value option to its available-for-sale investments, which consist mainly of foreign government bonds and discretionary investment portfolios. This election was made to ensure consistency in the accounting treatment and presentation across equity and other investments.

Marketable securities are assessed as to whether any unrealized loss positions are other than temporarily impaired. Impairments are considered other than temporary if they are related to deterioration in credit risk or if it is likely the Company would be required to sell the securities before the recovery of their remaining amortized cost basis. Realized gains and losses deemed other than temporary are determined using the specific identification method and reported as financial income or expense in the consolidated statement of operations.

3.9.
Fair value measurements

The carrying amounts for cash and cash equivalents, marketable securities, trade and other receivables, trade accounts payable and accruals and employee-related accruals approximate fair value due to the short-term maturities of these instruments.

The Company measures certain financial assets and liabilities at fair value based on applicable accounting guidance, using a fair value hierarchy. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

3.10.
Equity and other investments

Strategic investments are a part of the Company strategy and use of capital, expanding its expertise and building strong partnerships around strategic initiatives. The Company evaluates each investment to determine if the investment is a variable interest entity and, if so, whether the Company is the primary beneficiary of the variable interest entity. As of December 31, 2025 and 2024, there were no variable interest entities required to be consolidated in the Company’s consolidated financial statements.

The Company classifies each equity investment into one of three categories: (i) equity and other investments with readily determinable fair values, (ii) equity and other investments without readily determinable fair values, and (iii) equity and other investments under the equity method of account. Equity and other investments in publicly traded companies with readily determinable fair values are carried at fair value at each balance sheet date and any movements in the fair value are classified as other income in the consolidated statement of operations.

Equity and other investments in private companies without readily determinable fair values are carried at cost less impairments, with subsequent adjustments for observable changes, referred to as the measurement alternative. Estimates and judgments are involved in applying the measurement alternative associated with equity and other investments without readily determinable fair values by developing certain key assumptions, including revenue growth rates and revenue multiples based on market comparables.

The Company evaluates each investment to determine if it should use the equity method based on ownership, influence, and involvement, including board representation. Qualified investments are adjusted for the Company's share of income or loss and amortization of the basis difference.

The Company assesses its equity and other investments in private companies and equity method investment for impairment through analyzing market conditions, business results and other qualitative measures that suggest that the carrying amount of the investment may be impaired, and the decline in value below the carrying amount is determined to be other than temporary.

3.11.
Derivatives and hedging

The Company uses derivative financial instruments to hedge against the risk of change in the foreign exchange rates. Therefore, these instruments are not speculative.

3.12.
Trade receivable, net

Trade receivables are stated at net realizable value and include both billed and unbilled receivables. The Company continuously evaluates the collectability of its accounts receivable and maintains an allowance for credit losses for amounts deemed uncollectible. Customers are grouped based on similar risk profiles, and the Company assesses both invoiced and unbilled accounts receivable considering historical collection patterns, significant risk factors, and expected future collectability. This estimate is reviewed annually and adjusted as needed to reflect updated conditions.

Trade receivables and unbilled revenue are written off where there is no reasonable expectation of recovery. Identified risks pertaining to the Company’s invoiced accounts receivable include the delinquency level and customer type. The estimate of the amount of accounts receivable that may not be collected is based on aging of the accounts receivable balances, historical customer delinquency, and assessment of the overall portfolio and general economic conditions.

3.13.
Loss contingencies

The Company records accruals for loss contingencies when losses are probable and reasonably estimable. The Company evaluates developments in legal matters that could affect the amount of liability that has been previously accrued and makes adjustments as appropriate.

Significant judgment is required to determine both probability and the estimated amount of a loss or potential loss. The Company may be unable to reasonably estimate the reasonably possible loss or range of loss for a particular legal contingency for various reasons, including, among others, because: (i) the damages sought are indeterminate; (ii) the proceedings are in the relative early stages; (iii) there is uncertainty as to the outcome of pending proceedings (including motions and appeals); (iv) there is uncertainty as to the likelihood of settlement and the outcome of any negotiations with respect thereto; (v) there remain significant factual issues to be determined or resolved; (vi) the relevant law is unsettled; or (vii) the proceedings involve novel or untested legal theories. In such instances, there may be considerable uncertainty regarding the ultimate resolution of such matters, including the likelihood or magnitude of a possible eventual loss, if any.

3.14.
Operating leases

The Company determines if an arrangement is a lease at inception. At the commencement date of a lease, the Company recognizes a liability to make lease payments and an asset representing the right to use the underlying asset during the lease term using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used. The lease liability is measured at the present value of lease payments over the lease term. The right-of-use (“ROU”) asset is measured at cost, which includes the initial measurement of the lease liability and initial direct costs incurred and excludes lease incentives.

Operating lease costs and expenses are recognized on a straight-line basis over the lease term.

3.15.
Property and equipment

Property and equipment items are stated at historical cost, net of accumulated depreciation, and any impairment losses. Historical cost includes expenditures directly attributable to the acquisition of the items. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets.

Computer and peripheral equipment are depreciated over five years, while furniture and fixtures are depreciated over four to ten years. Machinery and equipment are depreciated over ten years. Leasehold improvements are depreciated over the term of their associated leases, which varies from two to ten years. If the carrying amount of an asset exceeds its estimated recoverable amount, an impairment loss is recognized in earnings. Gains and losses on disposals are determined by comparing the proceeds from the sale with the asset’s carrying amount. The residual values, useful lives, and depreciation methods of assets are reviewed at the end of each reporting period and adjusted if necessary.

3.16.
Business combinations

The Company follows the acquisition method to account for business combinations in accordance with ASC 805, Business Combinations. The acquisition method of accounting requires that assets acquired, and liabilities assumed be recorded at their estimated fair values on the date of a business acquisition. The excess of the purchase price over the estimated fair value is recorded as goodwill.

Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments would be recorded in the consolidated statements of operations. Acquisition-related costs are expensed as incurred.

Acquisition-related costs are expensed as incurred. The Company analyzes whether an arrangement for payments to selling shareholders is part of the consideration transferred to the acquiree or is a transaction separate from the business combination.

3.17.
Goodwill and other intangible assets

Intangible assets include goodwill, customer relationships, intellectual property, software, and trademarks acquired through business combinations. These assets are initially recognized at fair value at the acquisition date and subsequently measured at cost, less accumulated amortization and impairment losses, if applicable.

The Company periodically reviews the estimates for potential adjustments, including the reassessment of useful lives when applicable.

a)
Goodwill

Represents the excess of the purchase price over the fair value of net assets acquired in a business combination. It is not amortized but is tested for impairment at least annually, or more frequently if indicators of impairment arise.

Goodwill is allocated to reporting units based on expected synergies from the business combination. The Company periodically reviews its reporting structure to assess potential changes in the aggregation of assets, which may impact goodwill allocation and impairment testing.

Goodwill impairment is assessed at the reporting unit level. A qualitative assessment is performed to determine whether it is more likely than not that the reporting unit’s fair value is lower than its carrying value, considering macroeconomic conditions, industry factors, financial performance, and other relevant indicators. If necessary, a quantitative test compares the fair value of the reporting unit to its carrying amount. If the carrying amount exceeds fair value, an impairment loss is recorded, limited to the goodwill allocated to that reporting unit.

The Company may bypass the qualitative test and proceed directly to the quantitative assessment, pursuant to ASC 350, Intangibles - Goodwill and Other, and perform a quantitative analysis. As of December 31, 2025, 2024, and 2023, no impairment losses were recorded.

b)
Customer relationship and intellectual property

Customer relationships and intellectual property acquired in a business combination are recognized at fair value at the acquisition date and subsequently measured at cost, less accumulated amortization and impairment losses. These assets have a finite useful life and are amortized on a straight-line basis over their estimated useful lives of up to 8 years.

c)
Software

Licenses of software acquired in a business combination are recognized at fair value at the acquisition date and subsequently carried at cost less accumulated amortization and impairment losses, if applicable. Amortization is calculated under the straight-line method over 5 to 10 years according to the valuation made on the purchase prices allocation. Maintenance costs are recognized as expenses when incurred.

d)
Trademark

Trademarks acquired in a business combination are recognized at fair value at the acquisition date and subsequently carried at cost less accumulated amortization and impairment losses, if applicable. Amortization is calculated under the straight-line method over 10 years according to the valuation made on the purchase prices allocation.

3.18.
Impairment of long-lived assets

The carrying values of long-lived assets are reviewed for impairment whenever events or changes in circumstances suggest that the carrying amounts of these assets may not be recoverable. The assessment of whether any impairment exists involves comparing the estimated undiscounted future cash flows expected to be generated over the remaining life of the asset or asset group to their net carrying value. If the estimated undiscounted future cash flows associated with the asset or asset group are less than the carrying value, an impairment loss will be recorded based on the estimated fair value. As of December 31, 2025 and 2024 there were no events or changes in circumstances that indicate that the carrying value of an asset may not be recoverable.

3.19.
Segment reporting

For reviewing the operational performance of the Company and allocating resources purposes, the Chief Operating Decision Maker (“CODM”) of the Company, which is comprised as the Board of Directors of the Company, reviews the consolidated net income.

The CODM considers the whole Company a single operating and reportable segment, monitoring operations, making decisions on fund allocation, and evaluating performance based on a single operating segment.

3.20.
Interest rate risk

The interest risk arises from the possibility of the Company incurring losses due to fluctuations in interest rates in respect of fair value of future cash flows of a financial instrument.

The Company’s exposure to market risk for changes in interest rates relates primarily to the cash, cash equivalents and marketable securities. The Company investments are made for capital preservation purposes, and the Company does not obtain investments for trading or speculative purposes. The Company’s trade receivables, account payable, and other liabilities do not bear interest.

The Company’s cash, cash equivalents, restricted cash and marketable securities consist primarily of interest-bearing accounts held by our parent Company in U.S. dollars. Such interest-earning instruments carry a degree of interest rate risk. To minimize interest rate risk, the Company maintains its portfolio of cash equivalents in a variety of investment-grade securities, which include money market funds, time deposits and government bonds. As of December 31, 2025 and 2024 we are not materially exposed to the risk of changes in market interest rates.

3.21.
Foreign currency risk

The Company is exposed mainly to market risk associated with unfavorable foreign currency movements related to contracts and investments in its subsidiaries as well as in costs and expenses.

The Company uses foreign exchange derivative products to mitigate the exposure of foreign currency fluctuations.

3.22.
Accounting Pronouncements Adopted in the Year

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09 on Improvements to Income tax disclosures, which requires greater disaggregation of income tax rate reconciliation and income taxes paid. The amendments are effective for annual periods beginning after December 15, 2024. The Company adopted this ASU on a prospective basis for the year ended December 31, 2025. The adoption did not have a financial impact on the Company’s consolidated financial position or results of operations, but resulted in expanded income tax disclosures, as presented in Note 8.

The FASB has also issued others ASU that are effective in 2025, and based on the Company’s assessment, these do not materially impact the Company’s consolidated financial position or results of operations.

3.23.
Recent accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03 on Disaggregation of Income Statement Expenses, which enhances the disclosure of certain costs and expenses to provide greater transparency in the income statement. The amendments are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company will adopt and apply the guidance in the fiscal year 2027 and is currently assessing its impact.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which is intended to reduce the cost and complexity of applying the current expected credit loss model to current trade receivables and contract assets. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating this guidance and does not expect it to have a material impact on its consolidated financial statements.

The FASB has also issued others ASU that are effective in 2026, and Company is currently evaluating this guidance and does not expect it to have a material impact on its consolidated financial statements.